Related Parties - Summary of Costs Incurred for Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related party transactions [abstract]
Short-term benefits	$ 14,427	$ 13,906
Post-employment benefits	793	704
Equity-settled share-based payment transactions	11,031	4,627
Cash-settled share-based payment transactions	0	1,086
Key management personnel compensation	$ 26,251	$ 20,323